Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value measurements
3	Fair value measurements

Fair Value Hierarchy

FASB ASC 820 defines fair value, establishes a framework for measuring fair value, and establishes a hierarchy of fair value inputs. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

Assets recorded at fair value on a recurring basis mainly include marketable securities. Additionally, from time to time, the Group records fair value adjustments on a nonrecurring basis. These nonrecurring adjustments typically involve application of LOCOM accounting, write-downs of individual assets or application of the measurement alternative for nonmarketable equity securities.

Fair Value Measurements

A description of the valuation techniques applied to the Group’s major categories of assets and liabilities measured at fair value is as follows.

The Group determines fair value primarily based on pricing sources with reasonable levels of price transparency. Where quoted prices are available in an active market, the Group classifies the assets and liabilities within Level 1 of the valuation hierarchy. If quoted market prices are not available, fair value is primarily determined using pricing models using observable trade data, market data, quoted prices of securities with similar characteristics or discounted cash flows. Such instruments would generally be classified within Level 2 of the valuation hierarchy.

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2020 and 2021.

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Wealth management products	847,047,295	729,255,924	117,791,371	-
Total	847,047,295	729,255,924	117,791,371	-

	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Asset management products	20,028,205	-	20,028,205	-
Wealth management products	398,108,568	397,107,417	1,001,151	-
Total	418,136,773	397,107,417	21,029,356	-

The following table presents the Group’s fair value hierarchy for those assets measured at fair value on a non-recurring basis as of December 31, 2020 and 2021.

	December 31, 2021
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	368,997,898	-	368,997,898	-
Loans held-for-sale(2)	24,696,075	-	24,696,075	-
Equity securities(3)	24,010,000	-	24,010,000	-
Total	417,703,973	-	417,703,973	-

	December 31, 2020
	Fair value	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB

Loans(1)	656,490,484	-	656,490,484	-
Loans held-for-sale(2)	76,013,067	-	76,013,067	-
Equity securities(3)	34,010,000	-	34,010,000	-
Total	766,513,551	-	766,513,551	-

(1)	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

(2)	Loans held-for-sale are held at LOCOM (the lower of cost or fair value) which may be written down to fair value on a nonrecurring basis.

(3)	Nonmarketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.

During the years ended December 31, 2020 and 2021, there were no transfers between instruments in Level 1 and Level 2. The Group does not have level 3 instruments as of December 31, 2020 and 2021.